Cover	Jun. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 19, 2023
Entity File Number	000-55875
Entity Registrant Name	RENEWABLE INNOVATIONS, INC.
Entity Central Index Key	0001725516
Entity Tax Identification Number	82-3254264
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	588 West 400 South
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Lindon
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84042
City Area Code	(801)
Local Phone Number	406-6740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false